Accounts Receivable and Contract Assets - Schedule of Movement of Contract Assets (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Receivables [Abstract]
Beginning balance	¥ 112,103
Impact due to adoption of new revenue standard			¥ 53,084
Recognition of investment management fee	109,423		208,471
Recognition of contract acquisition cost			4,186
Settlement upon maturity of investment programs	(199,189)		(146,483)
Settlement upon fulfilment of contract	(1,782)		(7,155)
Ending balance	¥ 20,555	$ 2,952	¥ 112,103